Summary of Significant Accounting Policies - Summary of Movements Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 109,414	¥ 55,823	¥ 42,434
Additional allowance for credit losses, net of recoveries	21,291	53,591	15,629
Write-offs			(2,240)
Ending balance	¥ 130,705	¥ 109,414	¥ 55,823